Income Taxes (Details) - Schedule of effective statutory rate and provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective statutory rate and provision for income taxes [Abstract]
Income tax benefit at U.S. statutory rate	$ (931,233)	$ (1,520,555)
Non-deductible expenses	457,894	1,057,052
Change in valuation allowance	473,339	463,503
Total provision for income tax